Debt - Schedule of Debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt [Line Items]
Loans	$ 4,810,433	$ 6,028,791
Represented by:
Current liabilities	2,886,638	3,122,678
Non-current liabilities	1,923,795	2,906,113
Loan 1 – Property loan [Member]
Schedule of Debt [Line Items]
Loans	1,741,530	1,689,025
Loan 2 – Bridge loan [Member]
Schedule of Debt [Line Items]
Loans		192,686
Loan 3 – Bridge loan [Member]
Schedule of Debt [Line Items]
Loans	25,401	177,969
Loan 4 – Money market loan [Member]
Schedule of Debt [Line Items]
Loans	1,713,262	1,617,290
Loan 5 – Property loan [Member]
Schedule of Debt [Line Items]
Loans	1,028,849	1,064,773
Loan 6 – Convertible note [Member]
Schedule of Debt [Line Items]
Loans		940,077
Loan 7 – Business Venture loan [Member]
Schedule of Debt [Line Items]
Loans	$ 301,391	$ 346,971